Employee Benefit Liabilities, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Liabilities, Net [Line Items]
Expenses for defined benefit deposit	$ 925	$ 1,050	$ 873
Employees contributions amount	89	$ 62
Bottom of Range [Member]
Employee Benefit Liabilities, Net [Line Items]
Employees contributions amount	23,000
Increase (decrease) in defined benefit obligation	81
Increase (decrease) by one percent defined benefit obligation	77
Top of Range [Member]
Employee Benefit Liabilities, Net [Line Items]
Employees contributions amount	30,500
Increase (decrease) by one percent defined benefit obligation	113
Top of Range [Member] | Discount rates [Member]
Employee Benefit Liabilities, Net [Line Items]
Increase (decrease) in defined benefit obligation	$ 119